Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018
Segmented operating revenues	$ 44	$ 286	$ 35	$ 1,039	$ 1,062	$ 558
Cost of revenues	16	207	61	637	699	243
Gross profit (loss)	28	79	18	402	363	315
Total operating expenses net of depreciation, amortization, and impairment	2,542	3,572	5,065	6,842	14,511	38,845
Depreciation and amortization	71	308	148	617	3,357	818
Other (income) expense	(1,875)	719	1,029	1,029	2,743	9,261
Income (loss) from continuing operations	(4,389)	$ (2,774)	(6,037)	$ (5,411)	(11,405)	(29,269)
Segmented assets
Property and equipment, net	676		676		$ 824	$ 2,619
Intangible assets, net	3,223		3,223
Capital expenditures
Trend Holdings [Member]
Segmented operating revenues	29		52
Cost of revenues
Gross profit (loss)	29		52
Total operating expenses net of depreciation, amortization, and impairment	61		200
Depreciation and amortization
Other (income) expense
Income (loss) from continuing operations	(32)		(148)
Segmented assets
Property and equipment, net
Intangible assets, net	3,223		3,223
Capital expenditures
Zest Labs [Member]
Segmented operating revenues	15		27
Cost of revenues	16		61
Gross profit (loss)	(1)		(34)
Total operating expenses net of depreciation, amortization, and impairment	2,140		4,717
Depreciation and amortization	71		148
Other (income) expense	1,875		990
Income (loss) from continuing operations	(4,357)		(5,889)
Segmented assets
Property and equipment, net	676		676
Intangible assets, net
Capital expenditures